Shareholders' Equity - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017	Dec. 31, 2020 BRL (R$) shares	Jan. 01, 2020 USD ($)	Jan. 01, 2020 BRL (R$)
Shareholders equity [line items]
Common shares authorized | shares	1,000,000,000						1,000,000,000
Subscribed and paid up capital	$ 1,551.6	$ 1,551.6
Subscribed and paid up capital, shares | shares	740,465,044						740,465,044
Shares held in Treasury | shares	4,291,938	4,385,218					4,291,938
Description of common stock voting right	each common share generally empowered with one vote at general shareholders’ meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of shares into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.
Amount of shares held in Treasury	$ 25.7
Market value of treasury shares	$ 7.3	$ 21.2
Percentage of net profit on statutory reserve	5.00%	5.00%				5.00%
Revenue reserves	$ 1,377.8	$ 2,110.0						$ 2,110.0	R$ 2,595.4
Amount available for distribution								$ 1,856.7	R$ 2,058.2
Losses attributable to owners of Embraer	$ (731.9)	$ (322.3)	[1]	$ (178.2)
Retained losses | R$							R$ 1,021.0
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital	20.00%	20.00%				20.00%
Percentage of reserve on capital and capital reserve	30.00%	30.00%				30.00%
Losses attributable to owners of Embraer	$ 3,616.0

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).